Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of the provision for income taxes

The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012 $	2011 $	2010 $

Income tax expense (recovery) at statutory rate	51,536	(33,122)	(22,862)

Permanent differences	4,641	–	–
Changes in enacted tax rates	–	1,875	(5,885)
Expiry of non-capital loss	–	–	70,784
Change in valuation allowance	(56,177)	31,247	(42,037)

Provision for income taxes	–	–	–

Significant components of deferred income tax assets and liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2012 and 2011, are as follows:

	2012 $	2011 $

Non-capital losses carried forward	549,013	605,190

Valuation allowance	(549,013)	(605,190)

Net deferred income tax asset	–	–